Mandatory convertible bond issuance (Details Narrative)					6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 04, 2025	Mar. 19, 2025 EUR (€)	Mar. 12, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Mar. 19, 2025 $ / shares	Mar. 19, 2025 EUR (€)
Debt Instrument [Line Items]
Interest percentage		6.00%	4.00%
Financial expenses					€ 391,000
Debt instrument fair value	€ 7,555,000				€ 7,555,000		€ 7,500,000
Mandatory Convertible Bond [Member]
Debt Instrument [Line Items]
Payment for bonds			€ 20,000,000	€ 20,000,000
Instrument term	2 years 8 months 12 days		3 years
Maturity date			Mar. 19, 2028
Conversion formula			55% based on the 90-day VWAP of ADS + 45% based on the fair market
Conversion price cap | $ / shares						$ 17.64
Equity cap			0.29
Interest percentage			6.00%
Debt, weighted average interest rate							55.00%
Debt instrument fair value interest rate							45.00%
lock-up			Converted shares are subject to lock-up (2 years, or 1 year if converted early)
Mandatory Convertible Bond [Member] | Maximum [Member]
Debt Instrument [Line Items]
Discount percentage			6.00%
Mandatory Convertible Bond [Member] | Minimum [Member]
Debt Instrument [Line Items]
Discount percentage			3.00%
Mandatory Convertible Bond [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Debt Instrument [Line Items]
Payment for bonds			€ 7,500,000
Mandatory Convertible Bond [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Debt Instrument [Line Items]
Payment for bonds			€ 12,500,000